Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Class B Ordinary Shares [Member] Common Stock [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Stardust Power Inc And Subsidiary [Member]	Additional Paid-in Capital [Member] Stardust Power Inc And Subsidiary [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Stardust Power Inc And Subsidiary [Member]	Retained Earnings [Member] Stardust Power Inc And Subsidiary [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Total Stockholders Deficit [Member]	Total Stockholders Deficit [Member] Stardust Power Inc And Subsidiary [Member]	Class A Ordinary Shares [Member] Common Stock [Member]	Total	Stardust Power Inc And Subsidiary [Member]	Stardust Power Inc And Subsidiary [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Common Stock [Member] Stardust Power Inc And Subsidiary [Member]	Common Stock [Member] Stardust Power Inc And Subsidiary [Member] Revision of Prior Period, Reclassification, Adjustment [Member]
Balance at Dec. 31, 2021		$ 1,000				$ (25,129,000)			$ (25,128,000)
Balances, shares at Dec. 31, 2021		7,500,000
Accretion in value of class A ordinary shares subject to redemption						(4,675,000)			(4,675,000)
Net loss						15,069,000			15,069,000			$ 15,069,000
Balance at Dec. 31, 2022	$ 1,000	$ 1,000				(14,735,000)			(14,734,000)			(14,734,000)
Balances, shares at Dec. 31, 2022	7,500,000	7,500,000
Accretion in value of class A ordinary shares subject to redemption						(2,292,000)						(2,292,000)
Net loss						3,036,000						3,036,000
Balance at Jun. 30, 2023	$ 1,000			$ (4,052)		(13,991,000)	$ (1,984,785)					(13,990,000)	$ (1,984,695)		$ 4,142
Balances, shares at Jun. 30, 2023	7,500,000														41,420,154
Balance at Dec. 31, 2022	$ 1,000	$ 1,000				(14,735,000)			(14,734,000)			(14,734,000)
Balances, shares at Dec. 31, 2022	7,500,000	7,500,000
Accretion in value of class A ordinary shares subject to redemption						(4,078,000)			(4,078,000)
Net loss						139,000			139,000			139,000
Balance at Dec. 31, 2023	$ 1,000	$ 1,000		58,736	$ 54,800	(18,674,000)	(3,793,585)	$ (3,793,585)	(18,673,000)	$ (3,734,762)		(18,673,000)	(3,734,762)	$ (3,734,762)	$ 87	$ 4,023
Balances, shares at Dec. 31, 2023	7,500,000	7,500,000													9,017,300	41,499,772
Balance at Feb. 28, 2023
Balances, shares at Feb. 28, 2023
Issuance of common stock													90		$ 90
Issuance of common stock, shares															9,000,000
Retroactive application of recapitalization				(4,052)											$ 4,052
Retroactive application of recapitalization, shares															32,420,154
Balance at Mar. 15, 2023					(4,052)									90		$ 4,142
Balances, shares at Mar. 15, 2023																41,420,154
Net loss								(245,505)						(245,505)
Balance at Mar. 31, 2023	$ 1,000			(4,052)		(15,192,000)	(245,505)					(15,191,000)	(245,415)		$ 4,142
Balances, shares at Mar. 31, 2023	7,500,000														41,420,154
Balance at Mar. 15, 2023					(4,052)									90		$ 4,142
Balances, shares at Mar. 15, 2023																41,420,154
Net loss								(2,828,585)					(2,828,585)	(2,828,585)
Balance at Sep. 30, 2023				(4,052)			(2,828,585)						(2,828,495)		$ 4,142
Balances, shares at Sep. 30, 2023															41,420,154
Balance at Mar. 15, 2023					(4,052)									90		$ 4,142
Balances, shares at Mar. 15, 2023																41,420,154
Net loss							(3,793,585)			(3,793,585)			$ (3,793,585)
Issuance of common stock										90					$ 90
Issuance of common stock, shares															9,000,000
Issuance of common stock related to early exercised stock options (Note 3)
Issuance of common stock related to early exercised stock options (Note 3), shares													288,333		495,000
Repurchase of unvested early exercised common stock (Note 3)										(1)					$ (1)
Repurchase of unvested early exercised common stock (Note 3), shares															(300,000)
Transfer from early exercised stock option liability on vesting (Note 3)				200						200
Stock based compensation (Note 3)				58,536						58,536
Repurchase of common stock (Note 3)										(2)					$ (2)
Repurchase of common stock (Note 3), shares															(177,700)
Balance at Dec. 31, 2023	$ 1,000	$ 1,000		58,736	54,800	(18,674,000)	(3,793,585)	(3,793,585)	(18,673,000)	(3,734,762)		(18,673,000)	$ (3,734,762)	(3,734,762)	$ 87	$ 4,023
Balances, shares at Dec. 31, 2023	7,500,000	7,500,000													9,017,300	41,499,772
Balance at Mar. 31, 2023	$ 1,000			(4,052)		(15,192,000)	(245,505)					(15,191,000)	(245,415)		$ 4,142
Balances, shares at Mar. 31, 2023	7,500,000														41,420,154
Accretion in value of class A ordinary shares subject to redemption						(921,000)						(921,000)
Net loss						2,122,000	(1,739,280)					2,122,000	(1,739,280)
Balance at Jun. 30, 2023	$ 1,000			(4,052)		(13,991,000)	(1,984,785)					(13,990,000)	(1,984,695)		$ 4,142
Balances, shares at Jun. 30, 2023	7,500,000														41,420,154
Net loss							(843,800)						(843,800)
Balance at Sep. 30, 2023				(4,052)			(2,828,585)						(2,828,495)		$ 4,142
Balances, shares at Sep. 30, 2023															41,420,154
Balance at Nov. 30, 2023				58,736	58,736		(3,793,585)	(3,793,585)					(3,734,762)	(3,734,762)	$ 87	$ 87
Balances, shares at Nov. 30, 2023															9,017,300
Retroactive application of recapitalization				(3,936)	(3,936)										$ 3,936	3,936
Retroactive application of recapitalization, shares															32,482,472
Balance at Dec. 31, 2023	$ 1,000	$ 1,000		58,736	54,800	(18,674,000)	(3,793,585)	(3,793,585)	(18,673,000)	(3,734,762)		(18,673,000)	(3,734,762)	(3,734,762)	$ 87	$ 4,023
Balances, shares at Dec. 31, 2023	7,500,000	7,500,000													9,017,300	41,499,772
Net loss								(1,399,213)						(1,399,213)
Transfer from early exercised stock option liability on vesting (Note 3)					100									100
Stock based compensation (Note 3)					59,599									59,599
Balance at Mar. 31, 2024	$ 1,000			114,499		(21,406,000)	(5,192,798)					(21,405,000)	(5,074,276)		$ 4,023
Balances, shares at Mar. 31, 2024	7,500,000														41,499,772
Balance at Dec. 31, 2023	$ 1,000	$ 1,000		58,736	54,800	(18,674,000)	(3,793,585)	(3,793,585)	(18,673,000)	(3,734,762)		(18,673,000)	(3,734,762)	(3,734,762)	$ 87	$ 4,023
Balances, shares at Dec. 31, 2023	7,500,000	7,500,000													9,017,300	41,499,772
Accretion in value of class A ordinary shares subject to redemption						(488,000)						(488,000)
Net loss						(4,634,000)						(4,634,000)
Shares issued upon conversion of convertible notes	$ (1,000)										$ 1,000
Shares issued upon conversion of convertible notes, shares	(7,400,000)										7,400,000
Balance at Jun. 30, 2024				172,724		(23,796,000)	(7,887,160)				$ 1,000	(23,795,000)	(7,710,413)		$ 4,023
Balances, shares at Jun. 30, 2024	100,000										7,400,000				41,499,772
Balance at Dec. 31, 2023	$ 1,000	$ 1,000		58,736	54,800	(18,674,000)	(3,793,585)	(3,793,585)	$ (18,673,000)	$ (3,734,762)		(18,673,000)	(3,734,762)	(3,734,762)	$ 87	$ 4,023
Balances, shares at Dec. 31, 2023	7,500,000	7,500,000													9,017,300	41,499,772
Net loss								(14,185,887)					(14,185,887)	(14,185,887)
Shares issued upon conversion of convertible notes					2,571,374									2,571,400		26
Shares issued upon conversion of convertible notes, shares															257,216
Transfer from early exercised stock option liability on vesting (Note 3)					971									983		12
Stock based compensation (Note 3)					7,034,079									7,034,079
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction cost					(5,483,454)									(5,483,019)		435
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction cost, shares															5,342,745
Shares issued upon exercise of common stock warrants					1,626,606									1,626,619		13
Shares issued upon exercise of common stock warrants, shares															135,796
Transaction costs					(7,501,223)									(7,501,223)
Merger Earnout shares (Note 3)					25,071,500			(25,071,500)
Shares issued upon conversion of SAFE notes					$ 6,367,136									$ 6,367,200		$ 64
Shares issued upon conversion of SAFE notes, shares															636,916
Balance at Sep. 30, 2024				29,741,789			(43,050,972)						(13,304,610)		$ 4,573
Balances, shares at Sep. 30, 2024															47,872,445
Balance at Mar. 31, 2024	$ 1,000			114,499		(21,406,000)	(5,192,798)					(21,405,000)	(5,074,276)		$ 4,023
Balances, shares at Mar. 31, 2024	7,500,000														41,499,772
Accretion in value of class A ordinary shares subject to redemption						(215,000)						(215,000)
Net loss						(2,175,000)	(2,694,362)					(2,175,000)	(2,694,362)
Shares issued upon conversion of convertible notes	$ (1,000)										$ 1,000
Shares issued upon conversion of convertible notes, shares	(7,400,000)										7,400,000
Transfer from early exercised stock option liability on vesting (Note 3)				100									100
Stock based compensation (Note 3)				58,125									58,125
Balance at Jun. 30, 2024				172,724		$ (23,796,000)	(7,887,160)				$ 1,000	$ (23,795,000)	(7,710,413)		$ 4,023
Balances, shares at Jun. 30, 2024	100,000										7,400,000				41,499,772
Net loss							(10,092,312)						(10,092,312)
Shares issued upon conversion of convertible notes				2,571,374									2,571,400		$ 26
Shares issued upon conversion of convertible notes, shares															257,216
Transfer from early exercised stock option liability on vesting (Note 3)				771									783		$ 12
Stock based compensation (Note 3)				6,916,355									6,916,355
Shares issued upon conversion of SAFE notes				6,367,136									6,367,200		$ 64
Shares issued upon conversion of SAFE notes, shares															636,916
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction cost				(5,483,454)									(5,483,019)		$ 435
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction cost, shares															5,342,745
Shares issued upon exercise of common stock warrants				1,626,606									1,626,619		$ 13
Shares issued upon exercise of common stock warrants, shares															135,796
Transaction costs				(7,501,223)									(7,501,223)
Merger Earnout shares (Note 3)				25,071,500			(25,071,500)
Balance at Sep. 30, 2024				$ 29,741,789			$ (43,050,972)						$ (13,304,610)		$ 4,573
Balances, shares at Sep. 30, 2024															47,872,445